Interbank Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure of borrowings [text block] [Abstract]
INTERBANK BORROWINGS

NOTE 17

INTERBANK BORROWINGS

As of December 31, 2020 and 2019 the line item Interbank borrowings is as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$
Loans from financial institutions and the Central Bank of Chile	4,959,260	-
Loans from domestic financial institutions	217,102	286,603
Loans from foreign financial institutions
Banco Santander S.A., Madrid	534.496	-
The Bank of Nova Scotia	171.024	134,819
The Bank of New York Mellon	106.860	119,616
Bank of America N.A. US Foreig	90.711	355,051
Zurcher Kantonalbank	71.304	-
Wells Fargo Bank N.A.	71.259	231,823
State Bank of India	36.013	28,231
Sumitomo Mitsui Banking Corporation	35.628	179,415
Wachovia Bank NA	10.254	-
Banco Santander Hong Kong	7.960	3,697
Bank of Tokio Mitsubishi	2.055	156
Banco Santander Brasil S.A.	1.694	7,873
Standard Chartered Bank	1.691	153,373
Jp Morgan Chase, New York	1.571	-
Standard Chartered Bank	1.516	3,613
Caja Madrid - Caja de Ahorros	862	-
The Hongkong and Shanghai Bank	801	-
Korea Exchange Bank	760	761
Industrial and Commercial Bank	755	898
Hong Kong and Shanghai Banking	598	684
Kookmin Bank	376	185
Banco Do Brasil	265	-
U.S. Bank	248	-
China Merchants Bank	231	597
Taiwan Cooperative Bank	227	131
Bank of China	223	952
Hua Nan Commercial Bank Ltd.	200	102
Banque Bruxelles Lambert S.A.	174	-
Banca Monte Dei Paschi Di Siena	163	58
Unicredito Italiano Spa	161	583
Keb Hana Bank	156	119
Banco Santander Central Hispano	141	848
Bper Banca S.P.A.	137	-
Hdfc Bank Limited	131	72
Bank Leumi Le Israel B.M.	127	-
Bank of Baroda	124	9
Fortis Bank S.A./N.V. Brussels	108	50
Banca Commerciale Italiana	88	50
Caixa Destalvis I Pensions de Barcelona	87	63
Banco Bpm Spa	84	66
Rabobank, Hong Kong Branch	79	477
Banco de la Republica Oriental	74	23
Kbc Bank Nv	68	406
Canara Bank	61	66
Habib Bank Limited	61	38
First Union National Bank	60	-
Caixabank S.A.	58	166
Icici Bank Limited	52	-
Kotak Mahindra Bank Limited	49	-
Citibank N.A.	46	269,841
Arab Bank Plc	41	-
China Construction Bank	38	-
Credit Agricole Italia S.P.A.	33	-
Bankinter, S.A.	31	-
Banco de La Nacion Argentina	30	-
Bank of East Asia, Limited	29	82
Banco Popular Espanol, S.A.	29	-
Banco Interamericano de Finanz	20	-
Agricultural Bank of China	18	152
Woori Bank	15	155
Denizbank A.S., Istanbul	15	-
United Bank of India	14	113
Banco Popolare	14	-
Subtotal	1,152,199	1,495,414

	As of December 31,
	2020	2019
	MCh$	MCh$
Loans from foreign financial institutions, continued
Habib Metropolitan Bank Limite	13	-
E. Sun Commercial Bank Ltd.	11	159
Nova Ljubljanska Banka D.D.	7	-
Indian Overseas Bank	6	-
Shanghai Commercial and Saving	1	6
Mizuho Bank Ltd Ny	-	269,404
Barclays Bank Plc London	-	98,803
Corporacion Andina De Fomento	-	75,097
Zürcher Kantonalbank	-	75,002
The Toronto Dominion Bank	-	71,191
Hsbc Bank PLC	-	69,786
Bank of Montreal	-	56,123
Banco Latinoamericano de Comer	-	18,731
Banco Bilbao Vizcaya Argentaria	-	571
BBVA Bancomer, S.A.	-	553
Bank of Communications	-	385
Bank of The West	-	261
Danske Bank A/S	-	224
Deutsche Bank A.G.	-	193
Bank of Taiwan	-	135
Shinhan Bank	-	133
Banca Di Credito Cooperativo		112
Joint Stock Commercial Bank Fo.	-	110
Banca Nazionale Del Lavoro S.P	-	106
Industrial Bank of Korea	-	96
Banco Bradesco S.A.	-	84
Bank of Ningbo	-	83
China Everbright Bank	-	70
Cassa Di Risparmio Di Parma E	-	69
Mizuho Corporate Bank Ltd.	-	67
Banco Comercial Portugues	-	63
Shanghai Pudong Development Ba	-	59
Kasikornbank Public Company Li	-	33
Banco Rio de La Plata S.A.	-	24
Australia And New Zealand Bank	-	23
Citic Industrial Bank	-	19
Shangai Pudong Development Ban	-	14
Banco Caixa Geral	-	10
Hsbc Bank USA	-	2
Subtotal	38	737,801
Total	6,328,599	2,519,818

a)	Loans from the Chilean Central Bank

In response to the COVID-19 pandemic, the Chilean Central Bank has made two lines of credit available to banks to reinforce their liquidity, amounting to a total of US$24 billion for the whole banking system. These lines of credit bear interest at the Central Bank’s monetary policy rate (MPR), which was 0.5% as of December 31, 2020. Pursuant to these lines of credit, a bank may borrow up to 3% of the aggregate amount of its consumer and commercial loan portfolios as of February 29, 2020 and may borrow up to an additional 12% if it uses the funds to provide loans to companies and individuals. The first line of credit is a facility available conditionally on loan growth (the “FCIC”) to ensure that banks continue to finance households and businesses in Chile. Loans provided by this line of credit may have maturities of up to 4 years and must be secured by government bonds, corporate bonds or highly rated large commercial loans as collateral. Loans provided under the second line of credit, the LCL, are unsecured and may have maturities of up to 2 years. In addition, the LCL are limited to the aggregate amount of the liquidity reserve requirements of each bank.

	As of December 31,
	2020	2019
	MCh$	MCh$

Due within 1 year	-	-
Due within 1 and 2 year	1,104,759	-
Due within 2 and 3 year	-	-
Due within 3 and 4 year	3,854,501	-
Due after 5 years	-	-

Total loans from Chilean Central Bank	4,959,260	-

b)	Loans from domestic financial institutions

These obligations’ maturities are as follows:

	As of December 31,
	2020	2019
	MCh$	MCh$

Due within 1 year	217,102	158,855
Due within 1 and 2 year		117,344
Due within 2 and 3 year	-	8,167
Due within 3 and 4 year	-	2,237
Due after 5 years	-	-

Total loans from domestic financial institutions	217,102	286,603

c)	Foreign obligations

	As of December 31,
	2020	2019
	MCh$	MCh$

Due within 1 year	1,116,570	1,970,790
Due within 1 and 2 year	35,667	225,025
Due within 2 and 3 year	-	37,400
Due within 3 and 4 year	-	-
Due after 5 years	-	-

Total loans from foreign financial institutions	1,152,237	2,233,215